Note 16 - Income Tax (Details) - Effective Income Tax Rate Reconciliation (Parentheticals)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation [Abstract]
Incomе tax еxpеnsе using combinеd statutory ratе, pеrcеntagе ratе	26.50%	26.50%	28.30%